Other information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Financial Information Disclosure [Abstract]
Interest paid	$ 602.1	$ 384.3	$ 241.5
Interest received	16.6	9.5	5.5
Undrawn credit facility fee paid	8.5	23.1	21.4
Purchase option finance lease	(24.2)	(127.1)	0.0
Change in right-of-use assets and operating lease liabilities	172.1	24.2	127.2
Interest capitalized on vessels under construction	1.3	2.9	2.8
Non-cash financing and investing transactions	149.2	(100.0)	130.0
Changes in operating assets and liabilities
Accounts receivable	34.8	(78.2)	(21.8)
Inventories	(6.0)	(5.2)	(6.0)
Prepaid expenses and other, and other assets	13.0	1.5	3.4
Acquisition related asset	0.0	(0.9)	(25.5)
Net investment in lease	53.5	27.5	20.5
Accounts payable and accrued liabilities	24.9	114.6	34.4
Deferred revenue	240.7	142.3	15.1
Major maintenance	(53.3)	(125.0)	(47.5)
Other assets	7.5	0.5	(2.2)
Operating lease liabilities	(50.3)	(88.2)	(91.6)
Finance lease liabilities	24.8	5.3	(7.9)
Derivative instruments	(33.2)	(36.2)	7.4
Contingent consideration asset	0.0	0.0	21.3
Changes in operating assets and liabilities	$ 256.4	$ (42.0)	$ (100.4)